Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 227,279	$ 210,350	$ 177,851
Cash Flows from Operating Activities
Net Income (Loss) Attributable to Parent	189,390	420,231	47,607
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	(21,392)	(212,530)	(36,539)
Depreciation and amortization	217,522	196,226	207,118
Amortization of debt financing costs and discounts on debt	9,845	14,870	21,308
Share-based compensation expense	17,413	15,518	19,264
Deferred income taxes	5,203	(201,498)	16,855
Impairments of assets	0	38,302	18,565
Gain (Loss) on Disposition of Assets	(1,027)	(6,288)	0
Loss on early extinguishments and modifications of debt	1,582	42,364	40,733
Other operating activities	(2,033)	1,625	2,145
Changes in operating assets and liabilities:
Accounts receivable, net	(9,937)	45	1,971
Inventories	565	884	(301)
Prepaid expenses and other current assets	4,957	1,691	(4,275)
Current other tax asset	0	0	1,802
Income taxes receivable	1,089	(1,064)	(137)
Increase (Decrease) Other Long-term Tax Assets	(5,183)	0	0
Other assets, net	2,318	(626)	922
Accounts payable and accrued liabilities	13,216	(11,605)	12,825
Other long-term tax liabilities	140	222	(25,566)
Other liabilities	(1,117)	1,972	2,377
Net cash provided by operating activities	422,551	300,339	326,674
Cash Flows from Investing Activities
Capital expenditures	(190,464)	(160,358)	(131,170)
Cash paid for acquisitions, net of cash received	(1,153)	(592,703)	0
Proceeds (Payments) from Investments in Development Agreement	(35,108)	0	0
Other investing activities	706	14,207	4,528
Net cash used in investing activities	(226,019)	(738,854)	(126,642)
Cash Flows from Financing Activities
Borrowings under bank credit facility	958,000	2,039,175	1,033,500
Proceeds from Lines of Credit - Peninsula Gaming	0	237,000	345,500
Payments under bank credit facility	(1,119,485)	(1,466,362)	(1,211,200)
Repayments of Lines of Credit - Peninsula Gaming	0	(899,750)	(425,150)
Proceeds from issuance of senior notes, net	0	(750,000)	(750,000)
Debt financing costs, net	(3,430)	(42,220)	(14,004)
Retirements of senior notes	0	(700,000)	(657,813)
Proceeds from issuance of non-recourse debt by variable interest entity	0	(15,750)	(24,246)
Share-based compensation activities, net	(7,711)	(1,295)	3,689
Stock Repurchased and Retired During Period, Value	(31,927)	0	0
Payments of Ordinary Dividends, Common Stock	(11,286)	0	0
Other financing activities	503	(45)	0
Net cash provided by (used in) financing activities	(215,336)	(99,247)	(199,724)
Cash flows from operating activities	(514)	(27,796)	14,095
Cash flows from investing activities	36,247	598,057	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	35,733	570,261	14,095
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	16,929	32,499	14,403
Cash and cash equivalents, beginning of period	193,862	158,821
Cash and cash equivalents, end of period	203,104	193,862	158,821
Supplemental Disclosure of Cash Flow Information
Cash paid for interest, net of amounts capitalized	174,090	197,475	178,433
Cash paid (received) for income taxes, net of refunds	5,189	33,723	(1,159)
Supplemental Schedule of Non-cash Investing and Financing Activities
Payables incurred for capital expenditures	9,297	9,334	7,235
Increase (decrease) in fair value of derivative instruments	173,108	212,692	224,590
Boyd
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	347	1,212	2
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of tax	0	0	0
Depreciation and amortization	12,041	8,767	6,179
Changes in operating assets and liabilities:
Net cash provided by operating activities	(82,632)	(86,502)	102,080
Cash Flows from Investing Activities
Capital expenditures	(102,277)	42,840	(48,591)
Cash paid for acquisitions, net of cash received	(1,153)	592,703
Proceeds (Payments) from Investments in Development Agreement	0
Other investing activities		0	3,292
Net cash used in investing activities	(92,563)	(626,393)	(34,099)
Cash Flows from Financing Activities
Proceeds from issuance of senior notes, net		(750,000)	(750,000)
Debt financing costs, net	(3,430)	42,220	(14,004)
Retirements of senior notes		350,000	(500,000)
Proceeds from issuance of non-recourse debt by variable interest entity		(15,750)	(24,246)
Share-based compensation activities, net	(7,711)
Payments of Ordinary Dividends, Common Stock	(11,286)
Other financing activities	590	(45)
Net cash provided by (used in) financing activities	174,330	714,105	(67,981)
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	0	0	$ 0
Cash and cash equivalents, beginning of period	1,212
Cash and cash equivalents, end of period	$ 347	$ 1,212